Acquisitions - Assets Acquired and Liabilities Assumed (Details) $ in Thousands	Mar. 01, 2021 USD ($) store state	Jun. 30, 2021 USD ($) store state	Dec. 31, 2020 USD ($)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Goodwill		$ 16,814	$ 504
TLA
Business Acquisition [Line Items]
Percentage acquired	100.00%
Number of stores | store	41	41
Number of states | state	5	5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash	$ 1,823
Inventory	7,614
Property and equipment	2,214
Accounts payable	(1,319)
Total intangible assets	4,100
Net assets acquired	8,606
Purchase consideration	24,916
Goodwill	16,310	$ 16,300
Tax deductible goodwill	19,000
TLA | Trade name
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Total intangible assets	$ 4,100